Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	40
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$57,155,310.27	0.4901828	$46,439,707.13	0.3982822	$10,715,603.14
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$123,335,310.27	0.1339466	$112,619,707.13	0.1223090	$10,715,603.14

Weighted Avg. Coupon (WAC)	4.68%		4.70%
Weighted Avg. Remaining Maturity (WARM)	23.67		22.78
Pool Receivables Balance	$161,286,851.87		$150,179,619.80
Remaining Number of Receivables	24,584		23,947

Adjusted Pool Balance	$156,895,520.13		$146,179,916.99

III. COLLECTIONS

Principal:
Principal Collections					$10,922,771.05
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$238,436.79
Total Principal Collections					$11,161,207.84

Interest:
Interest Collections					$631,294.65
Late Fees & Other Charges					$21,208.63
Interest on Repurchase Principal					$-
Total Interest Collections					$652,503.28

Collection Account Interest					$153.58
Reserve Account Interest					$68.66
Servicer Advances					$-

Total Collections					$11,813,933.36

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	40
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$11,813,933.36
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$16,540,723.48
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$134,405.71	$-	$134,405.71	$134,405.71
Collection Account Interest					$153.58
Late Fees & Other Charges					$21,208.63
Total due to Servicer					$155,767.92

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$84,780.38		$84,780.38

Total Class A interest:		$84,780.38		$84,780.38	$84,780.38

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$11,423,532.14

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$10,715,603.14

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$10,715,603.14
Class A Notes Total:		$10,715,603.14		$10,715,603.14
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$10,715,603.14

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					707,929.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,391,331.74
Beginning Period Amount	$4,391,331.74
Current Period Amortization	$391,628.93
Ending Period Required Amount	$3,999,702.81
Ending Period Amount	$3,999,702.81
Next Distribution Date Amount	$3,627,761.37

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	40
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		21.39%	22.96%	22.96%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.63%	23,619	97.95%	$147,096,861.27
30 - 60 Days	1.10%	264	1.63%	$2,453,397.82
61 - 90 Days	0.20%	49	0.33%	$492,467.26
91 + Days	0.06%	15	0.09%	$136,893.45
		23,947		$150,179,619.80
Total
Delinquent Receivables 61 + days past due	0.27%	64	0.42%	$629,360.71
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	53	0.34%	$551,980.26
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.19%	47	0.27%	$473,776.01
Three-Month Average Delinquency Ratio	0.22%		0.35%

Repossession in Current Period		10		$102,559.63
Repossession Inventory		20		$83,475.40

Charge-Offs
Gross Principal of Charge-Off for Current Period				$184,461.02
Recoveries				$(238,436.79)
Net Charge-offs for Current Period				$(53,975.77)

Beginning Pool Balance for Current Period				$161,286,851.87

Net Loss Ratio				-0.40%
Net Loss Ratio for 1st Preceding Collection Period				0.01%
Net Loss Ratio for 2nd Preceding Collection Period				-0.19%
Three-Month Average Net Loss Ratio for Current Period				-0.19%

Cumulative Net Losses for All Periods				$5,982,830.42
Cumulative Net Losses as a % of Initial Pool Balance				0.61%

Principal Balance of Extensions				$484,738.28
Number of Extensions				47

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